Credit Impairment Losses (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Credit Impairment Losses

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Financing guarantee contracts	120,961	772,614	2,933,903
Loans to customers	(63,240)	744,893	2,441,111
Accounts and other receivables and contract assets	794,116	1,499,344	991,903
Financial assets at amortized cost	1,010,867	18,193	272,909
Others	41	144	3,901

	1,862,745	3,035,188	6,643,727